ORDINARY SHARES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		24 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended		0 Months Ended				12 Months Ended		24 Months Ended		1 Months Ended	12 Months Ended				31 Months Ended	0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2013 ADS	Dec. 31, 2011 Nonvested shares	Feb. 27, 2012 2012 ADS Repurchase Plan ADS	Dec. 31, 2012 2012 ADS Repurchase Plan ADS	Dec. 31, 2012 2012 ADS Repurchase Plan ADS Minimum	Feb. 27, 2012 2012 ADS Repurchase Plan ADS Maximum	Dec. 31, 2012 2012 ADS Repurchase Plan ADS Maximum	Jun. 05, 2013 2013 ADS Repurchase Plan ADS	Dec. 31, 2013 2013 ADS Repurchase Plan ADS	Dec. 31, 2013 2013 ADS Repurchase Plan ADS Minimum	Jun. 05, 2013 2013 ADS Repurchase Plan ADS Maximum	Dec. 31, 2013 2013 ADS Repurchase Plan ADS Maximum	May 16, 2013 Wholly owned subsidiary of Alibaba Group	May 16, 2013 Series A preferred shares	May 16, 2013 Series A preferred shares Wholly owned subsidiary of Alibaba Group	May 16, 2013 Ordinary shares	Dec. 31, 2013 Ordinary shares	Dec. 31, 2012 Ordinary shares	Dec. 31, 2013 Ordinary shares	Dec. 31, 2011 Ordinary shares	May 31, 2013 Ordinary shares Options and other awards	Dec. 31, 2013 Ordinary shares Options and other awards	Dec. 31, 2012 Ordinary shares Options and other awards	Dec. 31, 2011 Ordinary shares Options and other awards	Dec. 31, 2010 Ordinary shares Options and other awards	May 31, 2013 Ordinary shares Options and other awards Maximum	May 16, 2013 Ordinary shares Wholly owned subsidiary of Alibaba Group
ORDINARY SHARES
Number of shares issued																	50,409,444	50,409,444	28,019,256											28,019,256
Par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001																											$ 0.0001
Price per ADS (including brokerage commission)								$ 10.03		$ 12.57			$ 11.56		$ 12.84
Share repurchase program, price per share (in dollars per share)																$ 3.75
Aggregate consideration	$ 104,203															$ 294,108
Shares held by depositary bank reserved for future issuance																								10,146,588				7,529,580	17,676,168
Number of shares delivered to the employees upon exercise of their share options and vesting of restricted shares																				3,271,980					10,801,560	6,265,945	3,165,716
Shares issued excluded from outstanding shares																				6,874,608	1,263,635	6,874,608	4,363,864
Share Repurchase Program
Share repurchase program, authorized amount						50,000					2,500
Period for repurchase									12 months					12 months
Number of shares repurchased				3,132,763			2,536,647					596,116								2,384,464	10,146,588	12,531,052
Total consideration	7,244	29,164	36,408
Nonvested shares that were not included in outstanding shares until the registration of the shares was completed					150,000
Repurchased cost of reissued shares																									$ 9,405